Shareholders’ Equity (Details) - $ / shares	1 Months Ended	5 Months Ended
	Jul. 31, 2020	Dec. 31, 2020	Nov. 17, 2020
Shareholders’ Equity (Details) [Line Items]
Ordinary shares subject to possible redemption		35,802,473
Issued and outstanding, percentage	20.00%
Issued and outstanding shares of public offering, percentage		20.00%
Preferred stock, shares authorized		5,000,000
Preferred stock par value (in Dollars per share)		$ 0.0001
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants, description		The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price described under “Redemption of warrants for cash when the price per Class A ordinary share equals or exceeds $18.00” and “Redemption of warrants for Class A ordinary shares when the price per Class A ordinary share equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price described under the caption “Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
Exercise price 18.00 [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants for redemption, description		Redemption of warrants for cash when the price per Class A ordinary share equals or exceeds $18.00: Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption to each warrant holder; and • if, and only if, the last reported sale price of Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like).
Exercise price 10.00 [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants for redemption, description		Redemption of warrants for Class A ordinary shares when the price per Class A ordinary share equals or exceeds $10.00: Once the warrants become exercisable, the Company may redeem the outstanding warrants (including both Public Warrants and Private Placement Warrants): • in whole and not in part; • at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of Class A ordinary shares; • if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like); and • if the Reference Value is less than $18.00 per share (as adjusted), the Private Placement Warrants must also concurrently be called for redemption on the same terms as the outstanding Public Warrants, as described above.
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares authorized		500,000,000
Common stock par value (in Dollars per share)		$ 0.0001
Common stock, shares issued		37,500,000
Ordinary shares subject to possible redemption		35,802,473
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares authorized		50,000,000
Common stock par value (in Dollars per share)		$ 0.0001
Common stock, shares issued	10,062,500
Common stock subject to possible redemption	1,312,500
Shares subject to forfeiture			2,500,000
Aggregate additional shares forfeited			687,500